Material accounting policies - Going concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material accounting policies
Profit (loss) from continuing operations	$ 1,314,256	$ (11,065,062)	$ 13,132,766
Profit or (Loss) for the year	1,312,722	(10,269,693)	3,056,476
Accumulated losses	(338,532,319)	(339,845,041)
negative operating cash flows	$ (2,138,865)	$ (3,565,317)	$ (9,105,229)